Quarterly Results of Operations (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Interest income	$ 3,089,887	$ 3,191,157	$ 3,228,298	$ 3,281,891	$ 3,305,598	$ 3,543,418	$ 3,595,496	$ 3,422,767	$ 12,791,233	$ 13,867,279
Interest expense	530,349	577,505	587,610	607,536	637,803	684,629	752,279	804,717	2,303,000	2,879,428
Net interest income	2,559,538	2,613,652	2,640,688	2,674,355	2,667,795	2,858,789	2,843,217	2,618,050	10,488,233	10,987,851
Provision for loan losses	120,000	120,000	170,000	80,000	150,000	150,000	150,000	175,000	490,000	625,000
Net interest income after provision for loan losses	2,439,538	2,493,652	2,470,688	2,594,355	2,517,795	2,708,789	2,693,217	2,443,050	9,998,233	10,362,851
Noninterest income	1,232,387	1,359,673	1,185,783	1,104,385	1,035,151	1,001,261	974,709	984,762	4,882,228	3,995,883
Noninterest expense	2,642,551	2,405,602	2,510,695	2,417,102	2,496,863	2,492,751	2,394,685	2,429,658	9,975,950	9,813,957
Income before income taxes	1,029,374	1,447,723	1,145,776	1,281,638	1,056,083	1,217,299	1,273,241	998,154	4,904,511	4,544,777
Income tax expense	254,015	417,870	298,713	366,889	281,656	345,616	368,407	263,415	1,337,487	1,259,094
Net income	$ 775,359	$ 1,029,853	$ 847,063	$ 914,749	$ 774,427	$ 871,683	$ 904,834	$ 734,739	$ 3,567,024	$ 3,285,683
Basic Earnings Per Share	$ 0.40	$ 0.55	$ 0.45	$ 0.49	$ 0.41	$ 0.46	$ 0.48	$ 0.39	$ 1.89	$ 1.74
Diluted Earnings Per Share	$ 0.40	$ 0.55	$ 0.45	$ 0.49	$ 0.41	$ 0.46	$ 0.48	$ 0.39	$ 1.89	$ 1.74